Finance Receivables - Components of Finance Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Finance receivables, gross	€ 330.6	€ 569.7
Unearned interest	(6.6)	(5.1)
Finance receivables, net	324.0	564.6
Current portion of finance receivables, gross	62.1	450.7
Current portion of unearned interest	(3.0)	(3.3)
Non-current portion of finance receivables, net	€ 264.9	€ 117.2